Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	$ 1,978
Purchase obligations, 2021	1,488
Purchase obligations, 2022	237
Purchase obligations, 2023	124
Purchase obligations, 2024	68
Purchase obligations, 2025	61
Other obligations, Total	869
Other obligations, 2021	452
Other obligations, 2022	120
Other obligations, 2023	62
Other obligations, 2024	83
Other obligations, 2025	62
Other obligations, Thereafter	90
Company's commitments, Total	2,847
Company's commitments, 2021	1,940
Company's commitments, 2022	357
Company's commitments, 2023	186
Company's commitments, 2024	151
Company's commitments, 2025	123
Company's commitments, Thereafter	90
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	916
Purchase obligations, 2021	916
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	935
Purchase obligations, 2021	475
Purchase obligations, 2022	216
Purchase obligations, 2023	119
Purchase obligations, 2024	64
Purchase obligations, 2025	61
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	127
Purchase obligations, 2021	97
Purchase obligations, 2022	21
Purchase obligations, 2023	5
Purchase obligations, 2024	$ 4